Fees Summary	Aug. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,505,000
Previously Paid Amount	0.00
Total Fee Amount	369.74
Total Offset Amount	0.00
Net Fee	369.74
Narrative - Max Aggregate Offering Price	$ 2,505,000
Final Prospectus	true